Equity (Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	[1]	$ 396,454
Income tax benefit (expense)		(295,535)	[2]	$ (474,786)	[2]	$ (130,248)
Ending balance	[1]	(10,065)		396,454
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		(11,274)		(7,797)		(7,917)
Cumulative effect of adoption of ASU 2018-12				0
Change in OCI before reclassifications		(9,337)		(3,891)		599
Amounts reclassified from AOCI		0		0		0
Income tax benefit (expense)		604		414		(479)
Ending balance		(20,007)		(11,274)		(7,797)
Net Unrealized Investment Gains (Losses)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		306,331		553,925		289,359
Cumulative effect of adoption of ASU 2018-12				(81,364)
Change in OCI before reclassifications		(2,249,609)		(185,492)		327,819
Amounts reclassified from AOCI		(4,428)		(24,994)		7,074
Income tax benefit (expense)		473,231		44,256		(70,327)
Ending balance		(1,474,475)		306,331		553,925
Interest Rate Remeasurement of Future Policy Benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		(125,809)
Cumulative effect of adoption of ASU 2018-12				(155,255)
Change in OCI before reclassifications		310,351		37,274
Amounts reclassified from AOCI		0		0
Income tax benefit (expense)		(65,174)		(7,828)
Ending balance		119,368		(125,809)
Gain (loss) from Changes in Non-Performance Risk on Market Risk Benefits
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		227,206
Cumulative effect of adoption of ASU 2018-12				571,039
Change in OCI before reclassifications		1,440,307		(435,232)
Amounts reclassified from AOCI		0		0
Income tax benefit (expense)		(302,464)		91,399
Ending balance		1,365,049		227,206
Total Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		396,454		546,128		281,442
Cumulative effect of adoption of ASU 2018-12				334,420
Change in OCI before reclassifications		(508,288)		(587,341)		328,418
Amounts reclassified from AOCI		(4,428)		(24,994)		7,074
Income tax benefit (expense)		106,197		128,241		(70,806)
Ending balance		(10,065)		396,454		546,128
Cash flow hedges | Net Unrealized Investment Gains (Losses)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance		40,000		(8,000)
Ending balance		$ 139,000		$ 40,000		$ (8,000)

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.
[2]	Amounts for the years ended December 31, 2022 and 2021 were adjusted for the implementation of ASU 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.